UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT        May 13, 2010
     ---------------------        -----------------        -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            155
                                            ----------

Form 13F Information Table Value Total:     $  128,487
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------   ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                               VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------   ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM              88579Y101    914       9334   SH         Sole        N/A        9334
ABBOTT LABS                    COM              002824100    392      10800   SH         Sole        N/A       10800
ABIOMED INC                    COM              003654100    783      21756   SH         Sole        N/A       21756
AK STL HLDG CORP               COM              001547108    913      48350   SH         Sole        N/A       48350
ALLEGHANY CORP DEL             COM              017175100    514       2770   SH         Sole        N/A        2770
AMERICA ONLINE INC DEL         COM              02364J104    476       6270   SH         Sole        N/A        6270
AMERICAN BK CONN WATERBURY     COM              024327108   2946     121800   SH         Sole        N/A      121800
AMERICAN EXPRESS CO            COM              025816109   1260       7580   SH         Sole        N/A        7580
AMERICAN HOME PRODS CORP       COM              026609107   1216      30972   SH         Sole        N/A       30972
AMERICAN INTL GROUP INC        COM              026874107   2559      23668   SH         Sole        N/A       23668
AMERICAN PWR CONVERSION CORP   COM              029066107    510      19400   SH         Sole        N/A       19400
ART TECHNOLOGY GROUP INC       COM              04289L107    312       2400   SH         Sole        N/A        2400
ARTISAN COMPONENTS INC         COM              042923102    221      10700   SH         Sole        N/A       10700
AT&T CORP                      COM              001957109   2034      40032   SH         Sole        N/A       40032
ATLANTIC RICHFIELD CO          COM              048825103    209       2416   SH         Sole        N/A        2416
ATLT CORP                      COM LIB GRP A    001957208   1332      23450   SH         Sole        N/A       23450
AUTOMATIC DATA PROCESSING IN   COM              053015103   1120      20790   SH         Sole        N/A       20790
BAKER HUGHES INC               COM              057224107    490      23275   SH         Sole        N/A       23275
BELL ATLANTIC CORP             COM              077853109    654      10627   SH         Sole        N/A       10627
BELLSOUTH CORP                 COM              079860102    795      16980   SH         Sole        N/A       16980
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    430        235   SH         Sole        N/A         235
BJS WHOLESALE CLUB INC         COM              05548J106    248       6800   SH         Sole        N/A        6800
BOEING CO                      COM              097023105    984      23749   SH         Sole        N/A       23749
BP PLC                         SPONSORED ADR    055622104    903      15222   SH         Sole        N/A       15222
BRISTOL MYERS SQUIBB CO        COM              110122108   2564      39950   SH         Sole        N/A       39950
BROADCOM CORP                  CL A             111320107    300       1100   SH         Sole        N/A        1100
BURLINGTON RES INC             COM              122014103    607      18350   SH         Sole        N/A       18350
CAPITAL ONE FINL CORP          COM              14040H105    359       7450   SH         Sole        N/A        7450
CARNIVAL CORP                  COM              143658102    649      13575   SH         Sole        N/A       13575
CATERPILLAR INC DEL            COM              149123101    624      13250   SH         Sole        N/A       13250
CBS CORP                       COM              12490K107   1091      17060   SH         Sole        N/A       17060
CENDANT CORP                   COM              151313103    234       8810   SH         Sole        N/A        8810
CHASE MANHATTAN CORP NEW       COM              16161A108    769       9898   SH         Sole        N/A        9898
CHEVRON CORP NEW               COM              166764100    270       3114   SH         Sole        N/A        3114
CHICAGO TITLE CORP             COM              168228104    331       7148   SH         Sole        N/A        7148
CHITTENDEN CORP                COM              170228100    208       7031   SH         Sole        N/A        7031
CISCO SYS INC                  COM              17275R102    786       7345   SH         Sole        N/A        7345
CITIGROUP INC                  COM              172967101   1336      23990   SH         Sole        N/A       23990
CMGI INC                       COM              125750109    808       2920   SH         Sole        N/A        2920
COCA COLA CO                   COM              191216100    576       9887   SH         Sole        N/A        9887
COMCAST CORP NEW               CL A SPL         20030N200   1043      20650   SH         Sole        N/A       20650
CORDANT TECHNOLOGIES INC       COM              218412104    333      10100   SH         Sole        N/A       10100
CORNING INC                    COM              219350105    917       7110   SH         Sole        N/A        7110
COSTCO WHSL CORP NEW           COM              22160K105    456       5000   SH         Sole        N/A        5000
CVS CAREMARK CORPORATION       COM              126650100    522      13100   SH         Sole        N/A       13100
DEVON ENERGY CORP NEW          COM              25179M103    204       6200   SH         Sole        N/A        6200
DISNEY WALT CO                 COM DISNEY       254687106    637      21793   SH         Sole        N/A       21793
DOW CHEM CO                    COM              260543103    604       4520   SH         Sole        N/A        4520
E M C CORP MASS                COM              268648102    473       4326   SH         Sole        N/A        4326
EASTMAN KODAK CO               COM              277461109    861      13000   SH         Sole        N/A       13000
ELECTRONIC DATA SYS NEW        COM              285661104   1524      22764   SH         Sole        N/A       22764
EMERSON ELEC CO                COM              291011104    932      16250   SH         Sole        N/A       16250
EQUITY OFFICE PROPERTIES TRUST COM              294741103    374      15208   SH         Sole        N/A       15208
EXXON MOBIL CORP               COM              30231G102   4816      59779   SH         Sole        N/A       59779
FEDERAL NATL MTG ASSN          COM              313586109    225       3600   SH         Sole        N/A        3600
FIRST DATA CORP                COM              319963104   2031      41182   SH         Sole        N/A       41182
FIRST UN CORP                  COM              337358105    514      15596   SH         Sole        N/A       15596
FLEETBOSTON FINL CORP          COM              339030108   1758      50509   SH         Sole        N/A       50509
GANNETT INC                    COM              364730101    416       5100   SH         Sole        N/A        5100
GEMSTAR-TV GUIDE INTL INC      COM              36866W106   1024      14400   SH         Sole        N/A       14400
GENERAL ELECTRIC CO            COM              369604103   9718      62799   SH         Sole        N/A       62799
GENERAL MTRS CORP              COM              370442105    412       5670   SH         Sole        N/A        5670
GILLETTE CO                    COM              375766102    414      10061   SH         Sole        N/A       10061
GTE CORP                       COM              362320103    274       3877   SH         Sole        N/A        3877
GUIDANT CORP                   COM              401698105    728      15492   SH         Sole        N/A       15492
HALLIBURTON CO                 COM              406216101    873      21700   SH         Sole        N/A       21700
HARLEY DAVIDSON INC            COM              412822108    708      11050   SH         Sole        N/A       11050
HARMAN INTL INDS INC           COM              413086109    382       6800   SH         Sole        N/A        6800
HARTFORD FINL SVCS GROUP INC   COM              416515104    386       8157   SH         Sole        N/A        8157
HEWLETT PACKARD CO             COM              428236103   1598      14045   SH         Sole        N/A       14045
HILFIGER TOMMY CORP            ORD              689152102    243      10400   SH         Sole        N/A       10400
HOME DEPOT INC                 COM              437076102   2514      36562   SH         Sole        N/A       36562
HONEYWELL INTL INC             COM              438516106    646      11200   SH         Sole        N/A       11200
HSB GROUP INC                  COM              40428N109    286       8472   SH         Sole        N/A        8472
HYPERION SOLUTIONS CORP        COM              44914M104    356       8175   SH         Sole        N/A        8175
IMMUNEX CORP NEW               COM              452528102   2090      19100   SH         Sole        N/A       19100
IMS HEALTH INC                 COM              449934108    928      34150   SH         Sole        N/A       34150
INFOSPACE COM INC              COM              45678T102    300       1400   SH         Sole        N/A        1400
INTEL CORP                     COM              458140100    562       6834   SH         Sole        N/A        6834
INTERNAP NETWORK SVCS CORP     COM              45885A102    225       1300   SH         Sole        N/A        1300
INTERNATIONAL BUSINESS MACHS   COM              459200101   2510      23269   SH         Sole        N/A       23269
INTUIT                         COM              461202103    269       4500   SH         Sole        N/A        4500
JDS UNIPHASE CORP              COM              46612J101   1096       6800   SH         Sole        N/A        6800
JOHNSON & JOHNSON              COM              478160104   1587      17024   SH         Sole        N/A       17024
JONES APPAREL GROUP INC        COM              480074103    461      17000   SH         Sole        N/A       17000
JPMORGAN CHASE & CO            COM              46625H100    265       2091   SH         Sole        N/A        2091
KOPIN CORP                     COM              500600101   1415      33600   SH         Sole        N/A       33600
LILLY ELI & CO                 COM              532457108    866      13030   SH         Sole        N/A       13030
LUCENT TECHNOLOGIES INC        COM              549463107   1794      23915   SH         Sole        N/A       23915
MAPICS INC                     COM              564910107    150      11900   SH         Sole        N/A       11900
MBIA INC                       COM              55262C100    702      13295   SH         Sole        N/A       13295
MCDONALDS CORP                 COM              580135101    989      24543   SH         Sole        N/A       24543
MCGRAW HILL COS INC            COM              580645109    316       5132   SH         Sole        N/A        5132
MECH FINL INC                  COM              583492103    242       7000   SH         Sole        N/A        7000
MEDIAONE GROUP INC             COM              58440J104    384       5005   SH         Sole        N/A        5005
MEDTRONIC INC                  COM              585055106    602      16512   SH         Sole        N/A       16512
MELLON F I N L CORP            COM              58551A108    429      12600   SH         Sole        N/A       12600
MERCK & CO INC                 COM              589331107   1423      21181   SH         Sole        N/A       21181
METROMEDIA FIBER NETWORK INC   CL A             591689104   1360      28400   SH         Sole        N/A       28400
MICROMUSE INC                  COM              595094103    306       1800   SH         Sole        N/A        1800
MICROSOFT CORP                 COM              594918104   1608      13780   SH         Sole        N/A       13780
MONSANTO CO                    COM              611662107    273       7705   SH         Sole        N/A        7705
MOTOROLA INC                   COM              620076109   1992      13525   SH         Sole        N/A       13525
NABORS INDS INC                COM              629568106    461      14900   SH         Sole        N/A       14900
NATIONAL INSTRS CORP           COM              636518102    463      12100   SH         Sole        N/A       12100
NEWFIELD EXPL CO               COM              651290108    308      11500   SH         Sole        N/A       11500
NOBLE ENERGY INC               COM              655044105    450      21000   SH         Sole        N/A       21000
NOKIA CORP                     SPONSORED ADR    654902204    310       1625   SH         Sole        N/A        1625
NTL INC                        COM              629407107    420       3376   SH         Sole        N/A        3376
OMNICOM GROUP INC              COM              681919106    300       3000   SH         Sole        N/A        3000
PAYLESS SHOESOURCE INC         COM              704379106    343       7300   SH         Sole        N/A        7300
PEOPLES HERITAGE FINL GROUP    COM              711147108    869      57925   SH         Sole        N/A       57925
PEPSICO INC                    COM              713448108   1550      43975   SH         Sole        N/A       43975
PFIZER INC                     COM              717081103   1219      37576   SH         Sole        N/A       37576
PHONE COM INC                  COM              719208100    232       2000   SH         Sole        N/A        2000
PRICE T ROWE GROUP INC         COM              74144T108    254       6900   SH         Sole        N/A        6900
PROCTER & GAMBLE CO            COM              742718109   1473      13448   SH         Sole        N/A       13448
PROVIDIAN FINL CORP            COM              74406A102    310       3400   SH         Sole        N/A        3400
ROGERS WIRELESS COMMUNICATIONS CL B NON-VTG     775315104    229       6300   SH         Sole        N/A        6300
SANTA FE SNYDER CORP           COM              80218K105    308      38500   SH         Sole        N/A       38500
SBC COMMUNICATIONS INC         COM              783876103   1886      38691   SH         Sole        N/A       38691
SCHERING PLOUGH CORP           COM              806605101    504      11900   SH         Sole        N/A       11900
SCHLUMBERGER LTD               COM              806857108   1058      18856   SH         Sole        N/A       18856
SCHWAB CHARLES CORP NEW        COM              808513105    253       6625   SH         Sole        N/A        6625
SERVICE CORP INTL              COM              817565104    378       4600   SH         Sole        N/A        4600
SHERWIN WILLIAMS CO            COM              824348106    315      15000   SH         Sole        N/A       15000
SLM HLDG CORP                  COM              78442A109    321       7600   SH         Sole        N/A        7600
SONY CORP                      ADR NEW          835699307    569       2000   SH         Sole        N/A        2000
STANLEY WKS                    COM              854616109   1311      43506   SH         Sole        N/A       43506
STERIS CORP                    COM              859152100    169      16500   SH         Sole        N/A       16500
SUN MICROSYSTEMS INC           COM              866810104   1212      15660   SH         Sole        N/A       15660
TEXACO INC                     COM              881694103    252       4633   SH         Sole        N/A        4633
TEXAS INSTRS INC               COM              882508104   1464      15150   SH         Sole        N/A       15150
TEXTRON INC                    COM              883203101   1254      16350   SH         Sole        N/A       16350
TRANSACTION SYS ARCHITECTS     CL A             893416107    342      12200   SH         Sole        N/A       12200
TYCO INTL LTD NEW              COM              902124106    891      22852   SH         Sole        N/A       22852
U S WEST INC NEW               COM              91273H101    246       3412   SH         Sole        N/A        3412
UCAR INTL INC                  COM              90262K109    356      20000   SH         Sole        N/A       20000
UNITED TECHNOLOGIES CORP       COM              913017109    645       9922   SH         Sole        N/A        9922
UNITEDHEALTH GROUP INC         COM              91324P102    356       6700   SH         Sole        N/A        6700
VASTAR RES INC                 COM              922380100    407       6900   SH         Sole        N/A        6900
VERISIGN INC                   COM              92343E102    229       1200   SH         Sole        N/A        1200
VERTICALNET INC                COM              92532L107    228       1400   SH         Sole        N/A        1400
VODAFONE AIRTOUCH PLC          SPONSORED ADR    92857T107    333       6725   SH         Sole        N/A        6725
WAL MART STORES INC            COM              931142103    723      10465   SH         Sole        N/A       10465
WASTE MGMT INC DEL             COM              94106L109    244      14200   SH         Sole        N/A       14200
WATSON PHARMACEUTICALS INC     COM              942683103    215       6000   SH         Sole        N/A        6000
WILLIAMS COS INC DEL           COM              969457100    850      27800   SH         Sole        N/A       27800
WINSTAR COMMUNICATIONS INC     COM              975515107    278       3700   SH         Sole        N/A        3700
WORLDCOM INC GA NEW            COM              98157D106    928      17518   SH         Sole        N/A       17518
WORLDGATE COMMUNICATIONS INC   COM              98156L307    408       8600   SH         Sole        N/A        8600
XEROX CORP                     COM              984121103    405      17869   SH         Sole        N/A       17869
XL CAP LTD                     CL A             698255105    285       5500   SH         Sole        N/A        5500
YAHOO INC                      COM              984332106    562       1300   SH         Sole        N/A        1300
YUM BRANDS INC                 COM              988498101   1038      26868   SH         Sole        N/A       26868